Acquisition and disposals - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions			6 Months Ended
	Oct. 31, 2025	Mar. 06, 2025	Jun. 30, 2026	May 08, 2025	Oct. 09, 2024
Disclosure of detailed information about business combination [line items]
Transaction costs			$ 77
Sumitomo Metal Mining Co (SMM)
Disclosure of detailed information about business combination [line items]
Percentage of share of assets and liabilities				30.00%
Cash consideration	$ 195
Pre-tax gain			196
Deferred consideration contingent on future milestones			$ 0	$ 235
Arcadium Lithium Plc
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired					100.00%
Acquisition price, per share (usd per share)					$ 5.85
Total cash consideration, excluding cash and cash equivalents acquired		$ 6,701
Cash payment in consideration of equity to shareholders of Arcadium Lithium plc		6,301
Amount paid to holders of convertible loan notes		400
Increase in net debt after acquisition		7,607
Net debt on acquisition date		7,407
less: loan advanced to Arcadium prior to acquisition		$ 200